Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives for Property, Plant, and Equipment (Details)	Apr. 30, 2026
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Office Equipment and Computers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years